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General American Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700

                                                     March 3, 2004
VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

         Re: General American Separate Accounts Twenty-Eight and Twenty-Nine

                  File Nos. 811-7248 and 811-7252

Commissioners:

      Annual Reports dated December 31, 2003 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the General American Separate Accounts Twenty-Eight and Twenty-Nine of General American Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.


                                                     Sincerely,

                                                     /s/ Ellen Mitchell
                                                     ---------------------------
                                                     Ellen Mitchell